U.S. Dollar Amounts	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
U.S. Dollar Amounts
3.	U.S. DOLLAR AMOUNTS
TSMC and its subsidiaries (collectively as the “Company”) maintain its accounts and express its condensed consolidated financial statements in New Taiwan dollars. For convenience only, U.S. dollar amounts presented in the accompanying condensed consolidated financial statements have been translated from New Taiwan dollars at the exchange rate as set forth in the statistical release of the Federal Reserve Board of the Unites States, which was
NT$27.91 to US$
1.00
as of June 30, 2021. The convenience translations should not be construed as representations that the New Taiwan dollar amounts have been, could have been, or could in the future be, converted into U.S. dollars at this or any other rate of exchange.